Income Taxes - Summary of Deferred Tax Assets and (Liabilities) per Tax Group (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	$ (40.1)	$ (41.6)	$ (84.1)
Deferred tax assets on losses carried forward	21.9	26.0	52.2
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(130.3)	(147.9)	(181.0)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets on losses carried forward	90.2	$ 106.3	$ 96.9
France [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(36.6)
France [Member] | Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(73.1)
France [Member] | Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets on losses carried forward	36.5
Norway [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	11.0
Norway [Member] | Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets on losses carried forward	11.0
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(11.7)
United States [member] | Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(25.8)
United States [member] | Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets on losses carried forward	14.1
Other Countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(2.8)
Other Countries [Member] | Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets (liabilities) related to timing differences	(31.4)
Other Countries [Member] | Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets on losses carried forward	$ 28.6